Related Party Promissory Note and Accrued Interest (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2020	Aug. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2020	Mar. 27, 2019	Dec. 31, 2018	Dec. 29, 2018	Sep. 26, 2018	Aug. 30, 2018	Jan. 29, 2018
Related Party Promissory Note and Accrued Interest (Textual)
Lender advanced additional of funds				$ 355,000	$ 300,000		$ 250,000	$ 250,000	$ 250,000		$ 250,000
Note payable, description	the Company entered into securities purchase agreements for a private placement with a group of accredited investors, including four members of the Company’s board of directors. In connection with the closing of the private placement on March 5, 2020, the Company issued 851,240 shares of common stock for aggregate cash proceeds of $1,030 and $825 of the principal amount of the Note was exchanged for 681,818 shares of common stock.	The Note accrues interest at a rate of 5% per annum and all payments of principal, interest and other amounts under the original Note are payable on March 31, 2021.	The Note accrues interest at a rate of 5% per annum and all payments of principal, interest and other amounts under the original Note were payable on March 31, 2020.	the Company amended and restated the Note to increase the maximum amount that may be drawn down under the Note from $750 to $1,000
Liabilities							1,000,000
Accrues interest percentage		5.00%
Accrued interest expense			$ 74,000				$ 15,000
Aggregate gross proceeds				$ 54,000		$ 250,000
Common stock private placement						171,233
Principal amount						$ 171,233
Total amounts outstanding and due to the Lender			$ 580,000	$ 1,105,000
Securities Purchase Agreement [Member]
Related Party Promissory Note and Accrued Interest (Textual)
Note payable, description	the Company entered into securities purchase agreements for a private placement with a group of accredited investors and issued 1,533,058 shares of Common Stock to the investors, including four members of the Company’s board of directors, for aggregate cash proceeds of $1,030 and $825 of the Note converted into 681,818 shares. The closing of the private placement occurred on March 5, 2020 and included the conversion of $825 of the principal amount of the Note
Joseph Mannello [Member]
Related Party Promissory Note and Accrued Interest (Textual)
Lender advanced additional of funds										$ 500,000
Unsecured promissory note principal amount										$ 750,000